CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Investments	$ 1,093,064,000		$ 1,062,824,000	$ 1,035,335,000
Reinsurance recoverable	272,181,000		259,454,000	276,119,000
Deferred acquisition costs	7,528,000		6,524,000	6,342,000
Other assets	33,543,000		47,362,000	35,425,000
Assets	1,641,186,000		1,561,949,000	1,531,104,000
LIABILITIES
Future policy benefits	786,839,000		769,533,000	811,839,000
Accrued expenses and other liabilities	17,345,000		8,664,000	33,619,000
Liabilities	1,509,943,000		1,457,866,000	1,425,848,000
Commitments and Contingencies
EQUITY
Common shares	13,000		26,000	115,607,000
Warrants	1,426,000		1,426,000	1,129,000
Additional paid-in-capital	177,099,000		123,869,000	7,820,000
Retained earnings (accumulated deficit)	(80,590,000)		(58,279,000)	(46,386,000)
Accumulated other comprehensive income (loss)	33,295,000		37,041,000	27,086,000
Total equity	131,243,000	$ 99,708,000	104,083,000	105,256,000
Total liabilities and equity	1,641,186,000		1,561,949,000	1,531,104,000
Previously Reported
EQUITY
Common shares			116,118,000
Additional paid-in-capital			7,777,000
Total equity			104,083,000	105,256,000
Yukon New Parent, Inc.
ASSETS
Assets		0
LIABILITIES
Liabilities		0
Commitments and Contingencies		0
EQUITY
Common shares		1
Stock subscription receivable (Note 3)		(1)
Total equity		0
Total liabilities and equity		$ 0
Consolidated Entity, Excluding Consolidated VIE
ASSETS
Assets			58,055,000	64,240,000
Asset Management
ASSETS
Cash and cash equivalents	22,283,000		8,933,000	990,000
Investments	39,022,000		21,370,000	26,410,000
Intangible assets	14,869,000		25,940,000	29,522,000
Goodwill	1,000,000		1,000,000	1,000,000
Other assets	9,060,000		9,179,000	8,063,000
Assets	85,234,000		65,422,000	64,985,000
LIABILITIES
Due to related parties	8,289,000		10,470,000	12,113,000
Debt obligations	73,354,000		74,963,000	59,205,000
Accrued expenses and other liabilities	6,453,000		5,669,000	3,470,000
Liabilities	88,096,000		91,102,000	74,788,000
Asset Management | Consolidated Entity, Excluding Consolidated VIE
ASSETS
Investments	39,022,000		21,370,000
Assets			21,033,000	22,062,000
Insurance Solutions
ASSETS
Cash and cash equivalents			51,999,000	60,485,000
Restricted cash	9,967,000		15,716,000	0
Investments			915,556,000	884,288,000
Intangible assets	2,444,000		2,444,000	2,444,000
Reinsurance recoverable	272,181,000		259,454,000	276,119,000
Deferred acquisition costs	7,528,000		6,524,000	6,342,000
Goodwill	55,697,000		55,697,000	55,697,000
Other assets	24,483,000		38,183,000	27,362,000
Assets	1,555,952,000		1,496,527,000	1,466,119,000
LIABILITIES
Future policy benefits	786,839,000		769,533,000	811,839,000
Interest sensitive contract liabilities	363,250,000		334,876,000	256,569,000
Funds held under reinsurance contracts	243,616,000		239,918,000	238,253,000
Debt obligations	17,250,000		14,250,000	14,250,000
Derivatives	0		5,192,000	0
Accrued expenses and other liabilities	10,892,000		2,995,000	30,149,000
Liabilities	1,421,847,000		1,366,764,000	1,351,060,000
Insurance Solutions | Consolidated Entity, Excluding Consolidated VIE
ASSETS
Cash and cash equivalents	108,242,000		51,999,000	60,485,000
Investments	923,981,000		915,556,000	884,288,000
Other assets	23,954,000		37,135,000	26,168,000
Assets			37,022,000	42,178,000
Insurance Solutions | Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and cash equivalents	21,323,000		25,056,000	28,745,000
Investments	130,061,000		125,898,000	124,637,000
Other assets	$ 529,000		$ 1,048,000	$ 1,194,000